                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7088

              Van Kampen Massachusetts Value Municipal Income Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/07

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN MASSACHUSETTS VALUE MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS | JULY 31, 2007 (UNAUDITED)

PAR
AMOUNT
(000)    DESCRIPTION                                       COUPON    MATURITY         VALUE
------------------------------------------------------------------------------------------------
         MUNICIPAL BONDS   202.7%
         MASSACHUSETTS   171.0%
$  1,000 Holyoke, MA Gas & Elec Dept
            Rev Ser A (MBIA Insd) .....................     5.000%    12/01/31     $   1,032,360
      45 Massachusetts Ed Ln Auth Ed Ln
            Rev Issue E Ser B (AMBAC
            Insd) (AMT) ...............................     6.250     07/01/11            45,252
      55 Massachusetts Ed Ln Auth Ed Ln
            Rev Issue E Ser B (AMBAC
            Insd) (AMT) ...............................     6.300     07/01/12            55,312
   1,220 Massachusetts St College Bldg
            Auth Proj Rev Ser A (AMBAC
            Insd) .....................................     5.000     05/01/36         1,266,763
   1,000 Massachusetts St Dev Fin Agy
            M/Srbc Proj Ser A (MBIA Insd) .............     5.125     08/01/28         1,033,430
   1,000 Massachusetts St Dev Fin Agy
            Rev College Pharmacy & Allied
            Hlth Ser D (AGL Insd) .....................     5.000     07/01/35         1,028,590
   1,000 Massachusetts St Dev Fin Agy
            Rev Curry College Ser A (ACA
            Insd) .....................................     5.000     03/01/35           983,780
     250 Massachusetts St Dev Fin Agy
            Rev Evergreen Ctr Inc .....................     5.000     01/01/24           244,648
     500 Massachusetts St Dev Fin Agy
            Rev Evergreen Ctr Inc .....................     5.500     01/01/35           507,725
   1,000 Massachusetts St Dev Fin Agy
            Rev Hampshire College .....................     5.700     10/01/34         1,045,880
   1,000 Massachusetts St Dev Fin Agy
            Rev MA College of Pharmacy
            Ser B (Prerefunded @
            01/01/10) (c) .............................     6.750     07/01/30         1,076,710
   1,000 Massachusetts St Dev Fin Agy
            Rev Pharmacy & Allied Hlth
            Sciences Ser C ............................     5.750     07/01/33         1,060,710
   1,000 Massachusetts St Dev Fin Agy
            Solid Waste Disp Rev Dominion
            Energy Brayton Point (AMT) ................     5.000     02/01/36         1,002,160

   5,000 Massachusetts St Fltg Cons Ln
            Ser A (a)(d) ..............................     4.149     05/01/37         4,970,000
   2,000 Massachusetts St Hlth & Ed
            Boston College Ser N ......................     5.125     06/01/33         2,066,280
   1,000 Massachusetts St Hlth & Ed Fac
            Auth Rev Brandeis Univ Ser I
            (MBIA Insd) ...............................     4.750     10/01/28         1,005,340
   1,500 Massachusetts St Hlth & Ed Fac
            Auth Rev Hlthcare Sys
            Covenant Hlth .............................     6.000     07/01/31         1,591,260
   1,000 Massachusetts St Hlth & Ed Fac
            Auth Rev Lahey Clinic Med Ctr
            Ser C (FGIC Insd) .........................     5.000     08/15/30         1,034,420
   1,500 Massachusetts St Hlth & Ed Fac
            Auth Rev Partners Hlthcare Sys
            Ser G-5 ...................................     5.000     07/01/47         1,503,885
   1,000 Massachusetts St Hlth & Ed Fac
            Auth Rev Univ MA Mem Issue
            Ser D .....................................     5.000     07/01/33           980,730
   1,000 Massachusetts St Hlth & Ed Fac
            Auth Rev Vly Regl Hlth Sys
            Rfdg Ser C (Connie Lee Insd) ..............     7.000     07/01/10         1,081,060
   1,000 Massachusetts St Hlth & Ed New
            England Med Ctr Hosp Ser H
            (FGIC Insd) ...............................     5.000     05/15/25         1,029,370
   1,000 Massachusetts St Hlth & Ed Saint
            Mem Med Ctr Ser A .........................     6.000     10/01/23         1,000,810
   1,000 Massachusetts St Hsg Fin Agy
            Hsg Rev Ser H (AMT) .......................     5.000     12/01/28           999,280
     955 Massachusetts St Hsg Fin Agy
            Hsg Rev Single Family Ser 120
            (AMT) .....................................     5.000     12/01/35           948,496
   1,000 Massachusetts St Hsg Fin Agy
            Hsg Rev Single Family Ser 122
            (AMT) .....................................     4.850     12/01/31           975,240
   1,347 Massachusetts St Hsg Fin Agy Hsg
            Rev Single Family Hsg Ser 126
             (AMT) (a)(d) .............................     4.550     06/01/27         1,279,515
   1,980 Massachusetts St Hsg Fin Agy Hsg
            Rev Single Family Hsg Ser 126
             (AMT) (a)(d) .............................     4.625     06/01/32         1,862,883
   2,610 Massachusetts St Hsg Fin Agy Hsg
            Rev Single Family Hsg Ser 126
             (AMT) (a)(d) .............................     4.700     06/01/38         2,453,496
   2,075 Massachusetts St Indl Fin Agy
            Rev Tufts Univ Ser H (MBIA
            Insd) .....................................     4.750     02/15/28         2,083,196

   1,000 Massachusetts St Indl Fin Agy
            Rev Whitehead Inst Biomedical
            Resh ......................................     5.125     07/01/26         1,000,820
     930 Massachusetts St Indl Fin Agy
            Wtr Treatment Amern Hingham
            (AMT) .....................................     6.900     12/01/29           941,978
     930 Massachusetts St Indl Fin Agy
            Wtr Treatment Amern Hingham
            (AMT) .....................................     6.950     12/01/35           942,211
   1,000 Massachusetts St Sch Bldg Auth
            Dedicated Sales Tax Rev Ser A
            (FSA Insd) ................................     5.000     08/15/25         1,045,410
   4,000 Massachusetts St Tpk Auth Metro
            Hwy Sys Rev Cap Apprec Sr
            Ser C (MBIA Insd) .........................       *       01/01/22         2,079,320
   2,550 Massachusetts St Tpk Auth Metro
            Hwy Sys Rev Sub Ser A
            (AMBAC Insd) ..............................     5.000     01/01/39         2,575,373
   3,000 Massachusetts St Tpk Auth Rev
            Rfdg Ser A (e) ............................     5.000     01/01/13         3,102,030
   5,000 Massachusetts St Wtr  Pollutn
            Abatement Tr Pool Pgm Ser
            12 (d) ....................................     4.375     08/01/31         4,777,350
      50 Massachusetts St Wtr Pollutn
            MWRA Pgm Ser A ............................     5.000     08/01/32            51,419
     950 Massachusetts St Wtr Pollutn
            MWRA Pgm Ser A
            (Prerefunded @ 08/01/12) ..................     5.000     08/01/32         1,000,806
   2,000 Massachusetts St Wtr Res Auth
            Gen Ser A (AMBAC Insd) ....................     5.000     08/01/31         2,086,120
   4,500 Massachusetts St Wtr Res Auth
            Gen Ser A (d) .............................     5.000     08/01/41         4,643,168
   1,500 Narragansett, MA Regl Sch Dist
            (AMBAC Insd) ..............................     5.375     06/01/18         1,572,375
   1,000 New Bedford, MA Muni Purp Ln
            (FGIC Insd) ...............................     5.000     05/01/20         1,041,110
   1,000 Pittsfield, MA (MBIA Insd) ...................     5.125     04/15/22         1,052,540
   2,000 University MA Bldg Auth Proj Sr
            Rfdg Ser 1 (AMBAC Insd)
            (Prerefunded @ 11/01/13) ..................     5.250     11/01/21         2,155,840
   1,975 Westford, MA (AMBAC Insd) ....................     5.250     06/01/19         2,097,450
                                                                                   -------------
                                                                                      69,413,901
                                                                                   -------------

         PUERTO RICO 24.1%
     500 Childrens Tr Fd PR Tob
            Settlement Rev ............................     5.500     05/15/39           504,240
   1,000 Childrens Tr Fd PR Tob
            Settlement Rev ............................     5.625     05/15/43         1,009,500
   2,000 Puerto Rico Comwlth Hwy & Tran
            Auth Hwy Rev Rfdg Ser Y (FSA
            Insd) .....................................     6.250     07/01/21         2,422,780
     920 Puerto Rico Elec Pwr Auth Pwr Rev
            Ser TT (d) ................................     5.000     07/01/32           945,176
   2,080 Puerto Rico Elec Pwr Auth Pwr Rev
            Ser TT (d) ................................     5.000     07/01/37         2,136,919
   2,000 Puerto Rico Pub Bldgs Auth Rev
            Gtd Conv Cap Apprec Ser D
            (AMBAC Insd) (f) ..........................   0/5.450     07/01/30         1,710,780
   1,000 Puerto Rico Sales Tax Fin Corp
            Sales Tax Rev Ser A .......................     5.250     08/01/57         1,048,770
                                                                                   -------------
                                                                                       9,778,165
                                                                                   -------------
         U.S. VIRGIN ISLANDS   7.6%
   1,000 University Virgin Islands Impt Ser
            A .........................................     5.375     06/01/34         1,028,280
   1,000 Virgin Islands Pub Fin Auth Rev
            Gross Rcpt Taxes Ln Nt Ser A ..............     6.375     10/01/19         1,074,870
   1,000 Virgin Islands Wtr & Pwr Auth
            Elec Sys Rev Ser A ........................     5.000     07/01/31         1,000,730
                                                                                   -------------
                                                                                       3,103,880
                                                                                   -------------

TOTAL INVESTMENTS  202.7%
  (Cost $79,461,665)............................................................      82,295,946

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (42.1%)
  (Cost ($17,083,000))
  (17,083) Notes with interest rates ranging from 3.64%
           to 4.32% at July 31, 2007 and
           contractual maturities of collateral
           ranging from 2027 to 2041(b) ........................................     (17,083,000)
                                                                                   -------------

TOTAL NET INVESTMENTS  160.6%
  (Cost $62,378,665)............................................................      65,212,946


OTHER ASSETS IN EXCESS OF LIABILITIES  1.0%.....................................         387,662

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (61.6)%.....................     (25,004,903)
                                                                                   -------------

NET ASSETS APPLICABLE TO COMMON SHARES 100.0%...................................   $  40,595,705
                                                                                   =============

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) Variable Rate Coupon
(b) Floating rate notes. The interest rate shown reflects the rates in effect at July 31, 2007.
(c) All or a portion of this security has been physically segregated in connection with open futures contracts.
(d) Underlying security related to Inverse Floaters entered into by the Trust.
(e) Escrowed to Maturity
(f) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.


ACA - American Capital Access
AGL - Assured Guaranty Ltd.
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
Connie Lee - Connie Lee Insurance Co.
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance Inc.
MBIA - Municipal Bond Investors Assurance Corp.

FUTURES CONTRACTS OUTSTANDING AS OF JULY 31, 2007:

                                                                                         UNREALIZED
                                                                                        APPRECIATION/
                                                                       CONTRACTS        DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Bond Futures, September 2007 (Current
   Notional Value of $110,063 per contract) ......................            119       $   (203,691)
                                                                      ===========       ============

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Massachusetts Value Municipal Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2007

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: September 20, 2007